Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Ordinary shares [member]	Preference shares [member]	Share premium [member]	Non-controlling interests [member]	Reserve of share-based payments [member]	Reserve of equity component of convertible instruments [member]	Retained earnings [member]	Total
Balance at 1 January 2025 at Dec. 31, 2023	€ 2		€ 220,157		€ 5,365		€ (222,793)	€ 2,731
Balance (in Shares) at Dec. 31, 2023	14,919,017
Gain / (loss) during the year				54			(15,334)	(15,280)
Other comprehensive income				(0)				(0)
Total comprehensive income for the year				54			(15,334)	(15,280)
Issue of Share Capital:
Equity incentive plan	€ 0		615					615
Equity incentive plan (in Shares)	107,500
ATM - share sales	€ 1		5,941					5,942
ATM - share sales (in Shares)	2,345,452
Macquarie conversions note	€ 0		916					916
Macquarie convertible note (in Shares)	1,732,430
Share issuance at QIND merger	€ 0	€ 0	14,626					14,626
Share issuance at QIND merger (in Shares)	3,818,969	4,171,327
Commitment shares
Service warrants
Share Based Payments:
Share Based Payments					(615)			(615)
Equity Settled share based compensation					2,189			2,189
Minority Interest:
Minority interest - Initial recognition				3,945			142	4,088
Other reserves:
Convertible note reserve						24		24
Balance at 31 December 2025 at Dec. 31, 2024	€ 3	€ 0	242,255	3,999	6,939	24	(237,985)	15,237
Balance (in Shares) at Dec. 31, 2024	22,923,368	4,171,327
Balance after reverse stock split (in Shares) at Dec. 31, 2024	654,953
Gain / (loss) during the year				742			(1,694)	(952)
Other comprehensive income
Total comprehensive income for the year				742			(1,694)	(952)
Issue of Share Capital:
ATM - share sales	€ 1		2,313					2,314
ATM - share sales (in Shares)	347,283
Macquarie conversions note	€ 0		574					574
Macquarie convertible note (in Shares)	98,046
Share issuance at QIND merger
Commitment shares	€ 0		306					306
Reverse split rounding	0
Keystone note conversion	2		1,936					1,938
July PIPE issuance & exercise	1		267					268
Exchange warrants			(961)			961
December PIPE reprice & exercise	1		(4,839)			5,458		620
Service warrants	0		137		35			172
QIND preference stock conversion to common stock			(1,324)			(11)		(1,335)
Share Based Payments:
Share Based Payments			16		(16)
Equity Settled share based compensation					1,534			1,534
Minority Interest:
Minority interest - remeasurement				(399)				(399)
Other reserves:
Convertible note reserve						(49)	(136)	(185)
Legacy equity reserve						413		413
Commitment shares (in Shares)	13,890
Reverse split rounding (in Shares)	63,333
Keystone note conversion (in Shares)	492,715
July PIPE issuance & exercise (in Shares)	335,898
December PIPE reprice & exercise (in Shares)	274,887
Service warrants (in Shares)	7,286
Balance at 31 December 2025 at Dec. 31, 2025	€ 9		€ 240,680	€ 4,343	€ 8,492	€ 6,797	€ (239,816)	€ 20,505
Balance (in Shares) at Dec. 31, 2025		4,171,327
Balance after reverse stock split (in Shares) at Dec. 31, 2025	2,288,291